Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies (Textual)
Accounts receivable past due terms	1 year
Value added tax payable, Percentage	17.00%
Tax benefit, description	Greater than 50%.
Voting power, description	More than 50%.
Voting ownership interest, description	More than 50%.
Continuing operations [Member]
Summary of Significant Accounting Policies (Textual)
Warranty expense	$ (130,885)	$ 141,449	$ (120,105)
Government subsidies	17,394	0	0
Research and development costs	344,575	1,192,930	1,902,638
Advertising expenses	$ 76,592	56,338	1,417,243
Discontinued operations [Member]
Summary of Significant Accounting Policies (Textual)
Warranty expense		0	5,118
Government subsidies
Research and development costs		0	596,025
Advertising expenses			$ 190,715
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Accounts receivable terms	60 days
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Accounts receivable terms	180 days